(23) EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Equity
Schedule of shareholders interest
	Number of shares
	December 31, 2018		December 31, 2017
Shareholders	Common shares	Interest %	Common shares	Interest %
State Grid Brazil Power Participações S.A.	730,435,698	71.76%	730,435,698	71.76%
ESC Energia S.A.	234,086,204	23.00%	234,086,204	23.00%
Members of the Executive Board	189	0.00%	189	0.00%
Other shareholders	53,392,655	5.25%	53,392,655	5.25%
Total	1,017,914,746	100.00%	1,017,914,746	100.00%

Schedule of profit allocation
2018
Profit for the year - Parent company	2,058,040
Realization of comprehensive income	25,117
Adjustment of previous period - Adoption IFRS 9	(82,607)
Statutory reserve - concession financial asset - reversal	826,600
Profit base for allocation	2,827,151
Legal reserve	(102,902)
Statutory reserve - working capital improvement	(2,235,465)
Mandatory dividend	(488,785)
Additional dividend	-

Schedule of changes in noncontrolling interests
	CERAN	CPFL Renováveis	Paulista Lajeado	Total
As of December 31, 2015	234,271	2,148,490	73,182	2,455,942
Equity interests and voting capital	35.00%	48.39%	40.07%

Equity attributable to noncontrolling interests	38,621	(65,311)	4,862	(21,828)
Dividends	(9,172)	(22,751)	1,096	(30,827)
Other movements	-	535	(1,176)	(641)
As of December 31, 2016	263,719	2,060,963	77,966	2,402,648
Equity interests and voting capital	35.00%	48.40%	40.07%

Equity attributable to noncontrolling interests	37,949	13,720	11,623	63,292
Dividends	(92,832)	(16,619)	(8,769)	(118,220)
Capital increase (reduction)	(122,806)	15	-	(122,791)
Other movements	-	-	(113)	(113)
As of December 31, 2017	86,031	2,058,079	80,707	2,224,816
Equity interests and voting capital	35.00%	48.40%	40.07%

Equity attributable to noncontrolling interests	34,731	62,470	10,754	107,955
Dividends	(44,314)	(13,511)	(10,860)	(68,685)
Other movements	-	5,656	(108)	5,548
As of December 31, 2018	76,448	2,112,693	80,493	2,269,634
Equity interests and voting capital	35.00%	48.44%	40.07%

Schedule of financial information of subsidiaries which have noncontrolling interests
	December 31, 2018
	CERAN	CPFL Renováveis	Paulista Lajeado
Current assets	80,367	1,330,819	15,499
Cash and cash equivalents	32,729	876,571	5,687
Noncurrent assets	799,390	10,845,036	144,863

Current liabilities	246,482	1,396,120	33,883
Borrowings and debentures	106,555	819,993	-
Other financial liabilities	13,406	7,671	282
Noncurrent liabilities	414,852	6,528,563	1,033
Borrowings and debentures	316,581	4,738,841	-
Other financial liabilities	89,965	-	-
Equity	218,423	4,251,172	125,446
Attributable to owners of the Company	218,423	4,147,795	125,446
Attributable to noncontrolling interests	-	103,377	-

	2018
Net operating revenue	333,289	1,936,319	52,510
Operational costs and expenses	(95,321)	(727,557)	(26,115)
Depreciation and amortization	(41,378)	(623,106)	(4)
Interest income	6,191	93,076	691
Interest expense	(53,629)	(517,403)	(614)
Income tax expense	(48,239)	37,276	(3,145)
Profit (loss) for the year	99,230	118,805	26,838
Attributable to owners of the Company	99,230	109,264	26,838
Attributable to noncontrolling interests	-	9,542	-

	December 31, 2017
	CERAN	CPFL Renováveis	Paulista Lajeado
Current assets	110,566	1,623,645	48,037
Cash and cash equivalents	37,043	950,215	24,086
Noncurrent assets	848,445	11,232,357	120,677

Current liabilities	198,624	1,957,000	42,525
Borrowings and debentures	105,844	1,259,105	36,453
Other financial liabilities	12,360	7,258	264
Noncurrent liabilities	514,583	6,760,025	258
Borrowings and debentures	422,166	5,251,704	-
Other financial liabilities	83,766	-	-
Equity	245,804	4,138,977	125,931
Attributable to owners of the Company	245,804	4,032,448	125,931
Attributable to noncontrolling interests	-	106,529	-

	2017
Net operating revenue	321,743	1,959,084	38,278
Operational costs and expenses	(103,671)	(737,472)	(10,565)
Depreciation and amortization	(45,212)	(617,017)	(4)
Interest income	30,489	126,041	2,089
Interest expense	(40,202)	(648,571)	(4,050)
Income tax expense	(54,099)	(74,125)	(2,911)
Profit (loss) for the year	108,427	19,645	29,006
Attributable to owners of the Company	108,427	11,484	29,006
Attributable to noncontrolling interests	-	8,162	-

	2016
	CERAN	CPFL Renováveis	Paulista Lajeado
Net operating revenue	301,179	1,646,589	30,820
Operational costs and expenses	(67,242)	(653,459)	(27,404)
Depreciation and amortization	(48,082)	(553,169)	(3)
Interest income	28,232	112,389	2,728
Interest expense	(36,485)	(591,626)	(1,383)
Income tax expense	(55,596)	(46,311)	(1,137)
Profit (loss) for the year	110,345	(143,706)	12,134
Attributable to owners of the Company	110,345	(151,900)	12,134
Attributable to noncontrolling interests	-	8,195	-